Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
Summary of Investments Accounted for Using the Equity Method
(a)	Investments accounted for using the equity method

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Investments in subsidiaries and associates	101,196,485	88,408,748	83,871,404

	101,196,485	88,408,748	83,871,404

Summary of Detailed Information about Parent Company Condensed Statements of Comprehensive Income
Condensed Statements of Comprehensive Income

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Investment income/(loss)	8,105	2,320	(1,047)
Income/(loss) from subsidiaries and VIEs	1,965,510	(2,903,090)	(1,207,874)

Total income	1,973,615	(2,900,770)	(1,208,921)

General and administrative expenses	(155,610)	(147,294)	(272,317)
Credit impairment gains/(losses)	440	(743)	(2,446)
Finance costs	(1,003,183)	(647,878)	(667,413)
Other gain/(loss) - net	(5,638)	(172,472)	53,753

Total expenses	(1,163,991)	(968,387)	(888,423)

Profit/(loss) before income tax expense	809,624	(3,869,157)	(2,097,344)
Less: Income tax expense	—	(1,463)	(334)

Net profit/(loss) for the year	809,624	(3,870,620)	(2,097,678)

Net profit/(loss) attributable to:
Owners of the Company	809,624	(3,870,620)	(2,097,678)
Other comprehensive loss, net of tax:
- Exchange differences on translation of foreign operations	(465,590)	(119,656)	158,759

Total comprehensive income/(loss) for the year	344,034	(3,990,276)	(1,938,919)

Total comprehensive income/(loss) attributable to:
Owners of the Company	344,034	(3,990,276)	(1,938,919)

Summary of Detailed Information about Parent Company Condensed Statements Of Financial Position
Condensed Statements of Financial Position

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
ASSETS
Cash at bank	1,475,210	30,869
Restricted cash	—	4,288
Financial assets at fair value through profit or loss	65,437	280,110
Accounts and other receivables and contract assets	1,322,634	8,075,421
Investments accounted for using the equity method	88,408,748	83,871,404

Total assets	91,272,029	92,262,092

LIABILITIES
Borrowings	3,165,276	5,752,193
Accounts and other payables and contract liabilities	81,936	80,266
Convertible promissory notes payable	6,174,050	6,503,803
Other liabilities	78,065	95,667

Total liabilities	9,499,327	12,431,929

EQUITY
Share capital	117	117
Share premium	27,027,846	27,027,931
Treasury shares	(5,642,768)	(5,642,768)
Other reserves	1,591,448	1,746,502
Retained earnings	58,796,059	56,698,381

Total equity	81,772,702	79,830,163

Total liabilities and equity	91,272,029	92,262,092

Summary of Detailed Information about Parent Company Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash used in operating activities	(44,192)	(61,440)	(214,412)

Net cash used in operating activities	(44,192)	(61,440)	(214,412)

Cash flows from investing activities
Inter-company cash flow	(4,600)	—	—
Capital contribution to consolidated entities	—	(736,585)	(730,472)
Payment for advances to consolidated entities	(948,295)	(3,402,183)	(9,575,030)
Receipts of repayments of the advances and capital return from consolidated entities	1,669,873	1,477,282	5,445,962
Proceeds and interest from sale of investment assets	774,498	235,135	1,392,986
Payment for acquisition of investment assets	—	(347,971)	(934,331)
Receipts of dividends from consolidated entities	5,744,880	11,450,000	3,100,000
Other investing activities	—	(861,014)	466

Net cash generated from/(used in) investing activities	7,236,356	7,814,664	(1,300,419)

Cash flows from financing activities
Proceeds from exercise of share-based payment	252	—	—
Proceeds from borrowings	4,069,584	2,238,818	2,747,800
Repayment of borrowings	(140,564)	(3,189,572)	(1,822,256)
Repayment for advances to consolidated entities	(4,695,913)	(918,812)	(200,895)
Receipts of advances from consolidated entities	5,266,949	277,438	200,000
Repayment of convertible promissory notes payable	(3,642,931)	—	—
Repayment of optionally convertible promissory notes	(8,342,096)	—	—
Refund of cash reserved for repurchase of ordinary shares	854,624	—	—
Payment for interest expenses	(736,493)	(306,045)	(181,023)
Payment for dividend declared	(1,435,461)	(5,132,615)	—
Proceeds from issuance of shares and other equity securities	—	2,172	129

Net cash (used in)/generated from financing activities	(8,802,049)	(7,028,616)	743,755

Effect of exchange rate changes on cash and cash equivalents	33,954	9,771	(803)
Net (decrease)/increase in cash and cash equivalents	(1,575,931)	734,379	(771,879)
Add: Cash and cash equivalents at the beginning of the year	1,644,302	68,371	802,750

Cash and cash equivalents at the end of the year	68,371	802,750	30,871